Directors' and key management remuneration	12 Months Ended
Dec. 31, 2018
Disclosure Of Information About Key Management Personnel [Abstract]
Directors' and key management remuneration

38 Directors’ and key management remuneration

Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2018 US$’000	2017 US$’000	2016 US$’000
Emoluments	9,069	8,339	9,186
Long term incentive plans	2,923	4,685	3,071
	11,992	13,024	12,257
Pension contributions: defined contribution plans	80	135	69
Gains made on exercise of share options	107	-	-

The Group defines key management personnel as the directors and members of the Executive Committee. The Executive Committee comprises the executive directors, product group chief executive officers and Group executives.

The aggregate remuneration incurred by Rio Tinto plc in respect of its directors was US$11,465,000 (2017: US$12,624,000; 2016: US$10,630,000). The aggregate pension contribution to defined contribution plans was US$80,000 (2017: US$135,000; 2016: US$69,000). The aggregate remuneration, including pension contributions and other retirement benefits, incurred by Rio Tinto Limited in respect of its directors was US$607,000 (2017: US$535,000; 2016: US$1,696,000). The aggregate pension contribution to defined contribution plans was US$nil (2017: US$nil; 2016: US$nil).

During 2018, no directors (2017: nil; 2016: one) accrued retirement benefits under defined benefit arrangements, and three directors (2017: two; 2016: two) accrued retirement benefits under defined contribution arrangements.

Emoluments included in the table above have been translated from local currency at the average exchange rate for the year with the exception of bonus payments, which have been translated at the year-end rate.

Detailed information concerning directors’ remuneration, shareholdings and options is shown in the Remuneration report, including tables 1 to 3, on pages 103 to 136.

Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2018 US$’000	2017 US$’000	2016 US$’000
Short-term employee benefits and costs	23,978	23,095	22,269
Post-employment benefits	629	415	3,461
Employment termination benefits	69	-	2,682
Share-based payments	14,916	8,033	15,806
Total	39,592	31,543	44,218

The figures shown above include employment costs which comprise social security and accident premiums in Canada, the UK and US and payroll taxes in Australia paid by the employer as a direct additional cost of hire. In total, they amount to US$2,360,000 (2017: US$2,122,000; 2016: US$2,295,000) and although disclosed here, are not included in table 1 of the Remuneration report.

More detailed information concerning the remuneration of key management is shown in the Remuneration report, including tables 1 to 3 on pages 103 to 136.